Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	$ 118,567	$ 5,172
Carrying Value | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	38,423	5,172
Carrying Value | Public Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	54,970
Carrying Value | Private Placement Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	25,174
Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	54,970	0
Estimate of Fair Value Measurement | Level 1 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	0	0
Estimate of Fair Value Measurement | Level 1 | Public Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	54,970
Estimate of Fair Value Measurement | Level 1 | Private Placement Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	0
Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	0	0
Estimate of Fair Value Measurement | Level 2 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	0	0
Estimate of Fair Value Measurement | Level 2 | Public Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	0
Estimate of Fair Value Measurement | Level 2 | Private Placement Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	0
Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	63,597	5,172
Estimate of Fair Value Measurement | Level 3 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	38,423	$ 5,172
Estimate of Fair Value Measurement | Level 3 | Public Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	0
Estimate of Fair Value Measurement | Level 3 | Private Placement Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	$ 25,174